SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Variable Interest Entities) (Details) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended							12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2009 CNY	Dec. 31, 2012 Variable Interest Entity [Member] CNY		Dec. 31, 2011 Variable Interest Entity [Member] CNY		Dec. 31, 2010 Variable Interest Entity [Member] CNY		Dec. 31, 2012 Variable Interest Entity [Member] USD ($)	Dec. 31, 2012 Variable Interest Entity [Member] Intersegment Elimination [Member] CNY	Dec. 31, 2011 Variable Interest Entity [Member] Intersegment Elimination [Member] CNY	Dec. 31, 2010 Variable Interest Entity [Member] Intersegment Elimination [Member] CNY
Current assets:
Cash (includes cash of VIEs of RMB12,734 and RMB3,416(US$548) as of December 31, 2011 and 2012, respectively)	$ 60,803	378,809	493,256	388,795	$ 79,173	341,370	3,416		12,734				$ 548
Accounts receivable (includes accounts receivable of VIEs of RMB950 and RMB951(US$153) as of December 31, 2011 and 2012, respectively)	2,731	17,015	7,881				951		950				153
Other prepaid expenses and current assets (includes other prepaid expenses and current assets of VIEs of RMB18,290 and RMB11,448(US$1,838) as of December 31, 2011 and 2012, respectively)	12,471	77,695	52,550				11,448		18,290				1,838
Hotel supplies (includes hotel supplies of VIEs of RMB4,062 and RMB3,656(US$587) as of December 31, 2011 and 2012, respectively)	9,083	56,591	47,371				3,656		4,062				587
Total current assets	117,357	731,145	803,381				19,471		36,036
Property and equipment, net (includes property and equipment of VIEs of RMB114,088 and RMB170,459(US$27,361) as of December 31, 2011 and 2012, respectively)	316,329	1,970,763	1,701,431				170,459		114,088				27,361
Rental deposits (includes rental deposits of VIEs of RMB5,445 and RMB4,042(US$649) as of December 31, 2011 and 2012, respectively)	14,578	90,824	69,861				4,042		5,445				649
Total assets	487,475	3,037,021	2,810,199				193,972		155,569
Current liabilities:
Accounts payable	48,192	300,240	249,592				36,516		48,297				5,861
Accrued expenses and other payables	82,150	511,800	418,308				4,756		5,834				763
Amount due to related parties	417	2,601	333				43,615	[1]	17,529	[1]
Total current liabilities	157,582	981,748	1,044,437				84,887		71,660
Accrued lease payments	41,167	256,472	206,113				329						53
Long-term borrowings from related parties	121	752	1,388				173,150	[1]	114,017	[1]
Total liabilities	224,541	1,398,910	1,294,215				258,366		185,677
Equity:
Paid-in capital 6,000							6,000		7,000
Additional paid-in capital	264,824	1,649,880	1,623,275				2,426		4,302
Accumulated deficit	(10,001)	(62,303)	(238,348)				(73,820)		(40,410)
Total equity	262,934	1,638,111	1,515,984	1,373,302		1,248,501	(64,394)		(30,108)
Total liabilities and equity	487,475	3,037,021	2,810,199				193,972		155,569
Revenues	410,456	2,557,185	2,003,378	1,498,909			109,375		22,005
Net income	25,550	159,178	113,983	119,248			(46,107)		(40,182)		(228)
Net cash used in operating activities	91,892	572,498	457,450	335,263			14,694	[2]	(25,665)	[2]	(3,002)	[2]		27,930	17,529
Net cash used in investing activities	(86,070)	(536,222)	(684,650)	(156,986)			(115,209)	[2]	(78,616)	[2]		[2]			21,120
Net cash provided by financing activities	$ (24,036)	(149,748)	333,757	(122,178)			94,339	[2]	115,017	[2]	5,000	[2]		160,029	113,057	3,900

[1]	Amounts due to related parties represent the amount paid by two subsidiaries of the Group, 7 Days Inn (Shenzhen) Co., Ltd. ("7 Days Shenzhen") and 7 Days Four Seasons Hotel (Guangzhou) Co., Ltd. ("7 Days Four Seasons") on behalf of the managed hotels of the VIEs relating to daily hotel supplies. Amount due to related parties and long-term borrowings from related parties are eliminated on consolidation.
[2]	Nil, RMB17,529 and RMB27,930 provided by operating activities for the years ended December 31, 2010, 2011 and 2012, nil, RMB21,120 and nil provided by investing activities for the years ended December 31, 2010, 2011 and 2012, and RMB3,900, RMB113,057 and RMB160,029 provided by financing activities for the years ended December 31, 2010, 2011 and 2012 are eliminated on consolidation..